Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged) (Detail) - JPY (¥)
¥ in Billions
	Mar. 31, 2021	Mar. 31, 2020
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 26,800	¥ 33,733
Payables under securities lending transactions	843	1,017
Obligations to return securities received as collateral	6,582	4,806
Total	34,225	39,556
Overnight and Open [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	6,006	9,685
Payables under securities lending transactions	789	934
Obligations to return securities received as collateral	5,607	3,856
Total	12,402	14,475
30 Days or Less [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	16,888	16,608
Payables under securities lending transactions	26	64
Obligations to return securities received as collateral	278	599
Total	17,192	17,271
31-90 Days [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	1,973	4,496
Payables under securities lending transactions	28	19
Obligations to return securities received as collateral	528	276
Total	2,529	4,791
Over 90 Days [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	1,933	2,944
Obligations to return securities received as collateral	169	75
Total	¥ 2,102	¥ 3,019